UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2008

Item 1.  Schedule of Investments.

Domini Institutional Social Equity Fund (the Fund), a series of Domini Institutional Trust, invests substantially all of its assets in Domini Social Equity Trust (Equity Trust) and owns a pro rata interest in the Equity Trust’s net assets. The Equity Trust is a series of Domini Social Trust. At April 30, 2008, the Fund owned approximately 14.8% of the Equity Trust’s outstanding interests. The Equity Trust’s Schedule of Investments is set forth below.

Domini Institutional Social Equity FundSM

Quarterly Holdings Report
April 30, 2008 (Unaudited)

Domini Institutional Social Equity Fund invests in an
underlying portfolio, Domini Social Equity Trust.
The Trust’s Portfolio of Investments is contained in
this report.

Domini Social Equity Trust

Portfolio of Investments

APRIL 30, 2008 (unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.3%
Consumer Discretionary – 12.8%
Amazon.com Inc (a)	60,350	$4,745,321
American Eagle Outfitters	700	12,859
Autoliv Inc	133,700	8,187,788
Autozone Inc (a)	54,047	6,526,175
Best Buy Co Inc	143,558	6,175,865
Big Lots Inc (a)	338,000	9,136,140
Black & Decker Corporation	600	39,378
CBS Corp – Class B	525,000	12,111,750
Comcast Corp – Class A	5,550	114,053
DR Horton Inc	1,975	30,593
Expedia Inc (a)	183,100	4,625,106
Gap Inc/The	272,587	5,075,570
Home Depot Inc	3,244	93,427
J.C. Penney Co Inc (Hldg Co)	758	32,215
Johnson Controls Inc	1,954	68,898
Lear Corp	171,100	4,888,327
Limited Brands	1,668	30,891
Liz Claiborne Inc	600	10,614
Lowe’s Cos Inc	2,986	75,217
McDonald’s Corp	412,574	24,581,159
McGraw-Hill Companies Inc	1,212	49,680
Meredith Corp	823	26,673
Nike Inc – Class B	362,988	24,247,597
Nordstrom Inc	895	31,558
Pulte Homes Inc	2,094	27,306
Scholastic Corp (a)	722	20,324
Staples Inc	2,258	48,999
Starbucks Corporation (a)	2,578	41,841
Target Corp	1,636	86,921
The Walt Disney Co.	285,137	9,246,993
Time Warner Inc	7,876	116,959
TJX Companies Inc	217,700	7,014,294
VF Corp	800	59,504
Viacom Inc – Class B (a)	2,100	80,724
Washington Post – Class B	95	62,282
Whirlpool Corporation	154,563	11,249,095
		138,972,096
Consumer Staples – 10.8%
Avon Products Inc	2,406	93,883
Church & Dwight Co Inc	124,180	7,055,908
Coca Cola Co/The	299,384	17,624,736
Coca-Cola Enterprises Inc	742,300	16,701,750
Colgate-Palmolive Co	2,296	162,327
Costco Wholesale Corp	1,600	114,000
Consumer Staples (Continued)
Hershey Co/The	1,936	$72,368
Kimberly-Clark Corp	125,056	8,002,333
Kraft Foods Inc – Class A	5,000	158,150
Kroger Co	697,377	19,003,523
Pepsi Bottling Group Inc	235,200	7,928,592
PepsiAmericas Inc	608,600	15,641,020
PepsiCo Inc	3,653	250,340
Procter & Gamble Co	168,761	11,315,425
SUPERVALU Inc	404,600	13,392,260
Walgreen Co	3,064	106,780
		117,623,395
Energy – 9.9%
Anadarko Petroleum Corporation	5,418	360,622
Apache Corporation	178,862	24,089,134
Chesapeake Energy Corporation	109,500	5,661,150
Devon Energy Corporation	80,770	9,159,318
ENSCO International, Inc	131,300	8,367,749
EOG Resources Inc	3,908	509,916
National Oilwell Varco Inc (a)	67,600	4,627,220
Noble Corp	94,200	5,301,576
Noble Energy Inc	90,200	7,847,400
Technip SA ADR (a)	104,590	9,773,936
Tidewater Inc	87,600	5,713,272
Unit Corp (a)	254,450	16,160,119
XTO Energy Inc	167,770	10,378,252
		107,949,664
Financials – 17.5%
American Express Co	3,576	171,720
Bank Of America Corporation	558,300	20,958,581
Bank Of Ireland ADR	185,590	10,289,110
Barclays PLC – Spons ADR	274,200	9,980,880
Citigroup Inc	10,300	260,281
Fannie Mae	2,476	70,071
Freddie Mac	2,322	57,841
Genworth Financial Inc – Class A	316,300	7,293,878
Goldman Sachs Group Inc	144,900	27,729,512
HDFC Bank Ltd – ADR	41,240	4,651,872
Huntington Bancshares Inc	759,100	7,127,949
IntercontinentalExchange Inc (a)	40,300	6,252,545

1

Domini Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Janus Capital Group Inc	240,910	$6,759,935
JP Morgan Chase & Co.	422,930	20,152,615
Lehman Brothers Holdings Inc	1,400	61,936
Schwab (Charles) Corp	515,500	11,134,800
State Street Corp	94,100	6,788,374
TD Ameritrade Holding Corp (a)	271,200	4,908,720
Travelers Cos Inc/The	482,852	24,335,740
US Bancorp	6,463	219,031
Wachovia Corp	5,583	162,744
Washington Mutual Inc	4,631	56,915
Wells Fargo & Co	566,506	16,853,554
Westpac Banking Corp – Sp ADR	42,160	4,888,874
		191,167,478
Health Care – 9.8%
Amgen Inc (a)	150,466	6,300,011
Becton Dickinson & Company	2,302	205,799
Express Scripts Inc.- Common (a)	106,200	7,436,124
Forest Laboratories Inc (a)	199,700	6,931,587
Genentech Inc (a)	1,600	109,120
Gilead Sciences Inc (a)	155,210	8,033,670
Johnson & Johnson	609,324	40,879,547
Kinetic Concepts Inc (a)	144,500	5,730,870
Medtronic Inc	3,655	177,925
Merck & Co. Inc.	299,102	11,377,840
Thermo Fisher Scientific Inc (a)	140,100	8,107,587
Watson Pharmaceuticals Inc (a)	384,300	11,928,672
		107,218,752
Industrials – 7.5%
3M Co.	2,864	220,242
Air France-KLM-ADR	285,400	8,790,320
AMR Corp (a)	1,100	9,647
Cooper Industries Ltd – Class A	2,286	96,904
CSX Corporation	280,500	17,657,475
Cummins Inc	286,464	17,946,969
Deere & Co	140,200	11,786,614
Deluxe Corporation	356,500	7,579,190
Emerson Electric Company	3,308	172,876
Graco Inc	173,100	7,168,071
Illinois Tool Works	3,600	188,244
JetBlue Airways Corp (a)	5,793	29,197
Manpower Inc	94,400	6,337,072
Industrials (Continued)
RR Donnelley & Sons Co	128,918	$3,950,048
Southwest Airlines	6,578	87,093
United Parcel Service – Class B	3,373	244,239
		82,264,201
Information Technology – 20.7%
Apple Inc (a)	124,282	21,618,854
Arrow Electronics, Inc (a)	146,900	3,997,149
Cisco Systems Inc (a)	515,136	13,208,087
Dell Inc (a)	5,484	102,167
eBay Inc (a)	218,876	6,848,630
EMC Corporation/ Mass (a)	4,400	67,760
Google Inc – Class A (a)	13,380	7,684,000
Hewlett-Packard Co	679,247	31,483,098
Intel Corp	869,909	19,364,174
Intl Business Machines Corp	242,800	29,305,960
Jabil Circuit Inc	3,100	33,729
Juniper Networks Inc (a)	1,500	41,431
Lam Research Corp (a)	205,100	8,376,284
Lexmark International Inc (a)	123,500	3,876,665
LSI Corp. (a)	1,192,300	7,392,260
Microsoft Corp	1,157,652	33,016,235
Motorola Inc	7,500	74,700
Nvidia Corp (a)	182,990	3,760,445
Oracle Corp (a)	738,200	15,391,470
QUALCOMM Inc	4,234	182,866
STMicroelectronics NV – NY Shs	458,100	5,277,312
Symantec Corp (a)	425,846	7,333,068
Texas Instruments Inc	3,928	114,540
Western Digital Corp (a)	228,280	6,617,837
Xerox Corporation	5,598	78,204
		225,246,925
Materials – 1.1%
International Paper Co	4,600	120,382
Lubrizol Corp	88,200	5,143,824
MeadWestvaco Corp	3,466	91,156
Nucor Corp	81,916	6,184,658
Rohm and Haas Co	2,210	118,125
		11,658,145
Telecommunication Services – 6.7%
AT&T Inc	748,604	28,978,461
France Telecom SA – Spons ADR (a)	236,030	7,394,820
Sprint Nextel Corp	7,259	57,999

2

Domini Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

SECURITY	SHARES	VALUE
Telecommunication Services (Continued)
Verizon Communications Inc	946,438	$36,418,943
		72,850,223
Utilities – 2.5%
Energen Corp	339,577	23,172,734
Pepco Holdings Inc	182,600	4,548,566
		27,721,300
Total Common Stocks
(Cost $987,582,545)		1,082,672,179
Repurchase Agreements – 0.6%
State Street Bank & Trust, dated 4/30/2008, 1.05%, due 5/1/2008, maturity amount $6,410,047 (collateralized by U.S. Government Agency Obligations, FHLB, 2.73%, 1/23/2009, market value $6,540,000)	6,409,860	6,409,860
SECURITY	VALUE
Repurchase Agreements (Continued)
Total Repurchase Agreements
(Cost $6,409,860)	$6,409,860
Total Investments – 99.9%
(Cost$993,992,405)(b)	1,089,082,039
Other Assets, less liabilities – 0.1%	1,224,949
Net Assets-100.0%	$1,090,306,988

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,033,576,238. The aggregate gross unrealized appreciation is $119,786,288 and the aggregate gross unrealized depreciation is $64,280,487, resulting in net unrealized appreciation of $55,505,801.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

3

DOMINI SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Equity Trust (the ‘‘Trust’’) is a series of the Domini Social Trust which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trust. The Trust seeks to provide its shareholders with long-term total return.

The Trust was designated as a series of Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust’s significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trust’s Board of Trustees.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (‘‘SFAS No. 157’’), ‘‘Fair Value Measurements.’’ The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly

4

transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Trust’s assets carried at fair value:

Investments in Securities:	Level 1	Level 2	Level 3
Domini Social Equity Trust	$1,082,672,179	$6,409,860	$—

(B) Repurchase Agreements. The Trust may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Trust requires that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Trust to obtain those securities in the event of a default of the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

(D) Federal Taxes. The Trust will be treated as a partnership for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trust will be taxed on their share of the Trust’s ordinary income and capital gains. It is intended that the Trust

Domini Social Equity Trust — Notes to Portfolio of Investments  5

will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2. OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. FIN 48 is not expected to have a material effect on the Trust’s financial statements. However, as analysis is on-going, the conclusions regarding FIN 48 may be subject to review and adjustment.

6  Domini Social Equity Trust — Notes to Portfolio of Investments

Item 2.  Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST
By:	/s/ Amy L. Thornton
Amy L. Thornton President

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton President (Principal Executive Officer)

Date: June 30, 2008

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: June 30, 2008